Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	ACTIVE ASSETS PRIME TRUST
Central Index Key	0001096962
Amendment Flag	false
Document Creation Date	Oct. 31, 2016
Document Effective Date	Oct. 31, 2016
Prospectus Date	Oct. 31, 2016
ACTIVE ASSETS PRIME TRUST | Class S
Prospectus:
Trading Symbol	avixx
ACTIVE ASSETS PRIME TRUST | Administrative Class
Prospectus:
Trading Symbol	AADXX
ACTIVE ASSETS PRIME TRUST | Advisory Class
Prospectus:
Trading Symbol	AAVXX
ACTIVE ASSETS PRIME TRUST | Select Class
Prospectus:
Trading Symbol	AAEXX